Interest in Other Entities (Details) - Schedule of balance sheet - Algomizer [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	[1]	$ 3,965	$ 3,712
Other current assets	[1]	7,550	7,285
Total current assets	[1]	11,515	10,997
Non-current assets	[1]	7,405	9,201
Current liabilities
Financial liabilities (excluding trade payables)	[1]	1,307	1,270
Financial liabilities	[1]	381
Other non-current liabilities	[1]	2,484	2,310
Other current liabilities	[1]	7,441	8,375
Total non-current liabilities	[1]	2,865	3,110
Net assets	[1]	7,307	7,443
Equity attributable to Gix shareholders	[1]	2,994	2,388
Non-controlling interests	[1]	$ 4,312	$ 5,055
Groups share in %		8.22%	8.22%
Group share (USD) (in Shares)		147	196
Fair value adjustments		$ 791	$ 953
Currency translation differences		75
Balance as of January 1, 2020		1,013	1,149
Equity attributable to Gix shareholders’ as of Closing Date		2,388	3,061
Loss attributable to Gix shareholders’ for the period		(652)	(3,070)
Other comprehensive loss attributable to Gix shareholders’ for the period		(439)	(527)
Increase in capital reverse		495	2,924
Equity attributable to Gix shareholders’ as of December 31, 2019	[1]	2,994	2,388
Total current liabilities	[1]	$ 8,748	$ 9,645

[1]	translated at the closing rate at the date of that balance sheet